Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)
Income tax expense (benefit) was as follows:

	Year Ended December 31,
	2015	2014
	(Dollars in thousands)
Current expense (benefit):
Federal	$906	$542
State	248	54
	1,154	596
Deferred expense (benefit):
Federal	57	124
State	(82)	308
	(25)	432
Change in valuation allowance related to realization of net state deferred tax asset	(68)	(335)
Total	$1,061	$693

Net Deferred Tax Assets
The net deferred tax assets at December 31, 2015 and 2014 were as follows:

	December 31,
	2015	2014
	(Dollars in thousands)
Deferred tax assets:
Deferred officer compensation	$995	$963
Bad debt expense	1,419	1,413
Indiana net operating loss carryforwards	326	271
Tax credit carryforwards	40	98
Write downs of other real estate owned	160	260
Capital loss carryforwards	128	135
Nonaccrual loan interest	86	217
Net unrealized losses on interest rate swaps	429	392
Other	147	91
	3,730	3,840
Deferred tax liabilities:
Mortgage servicing rights	(136)	(144)
FHLB stock dividends	(129)	(133)
Deferred loan fees	(124)	(114)
Prepaid expenses	(560)	(554)
Depreciation	(281)	(339)
Net unrealized gains on securities available-for-sale	(590)	(661)
Amortization of other intangible assets	(61)	(74)
Real estate investment trust dividends	(140)	(143)
	(2,021)	(2,162)
Valuation allowance	(682)	(614)
	$1,027	$1,064

Income Tax Expense Differed from the Amounts Computed by Applying the U.S. Federal Income Tax Rate
Total income tax expense differed from the amounts computed by applying the U.S. Federal income tax rate of 34% to income before income taxes as a result of the following:

	Year Ended December 31,
	2015	2014
	(Dollars in thousands)
Expected income tax expense at:
Federal tax rate	$1,917	$1,735
State tax expense, net of federal benefit	65	17
Increase (decrease) resulting from:
Effect of tax exempt income (net)	(686)	(723)
Other tax exempt income	(346)	(316)
Other, net	111	(20)
Total income tax expense	$1,061	$693
Effective tax rate	18.8%	13.6%